REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2022	2021	2020
Spot Charter Revenues	296,810	170,242	274,217
Time Charter Revenues	42,530	20,833	80,402
Total Voyage Revenues	339,340	191,075	354,619

Future Minimum Revenues
The future minimum revenues as at December 31, 2022 related to time charter revenues are as follows:

All figures in USD ‘000	Amount
2023	35,653
2024	17,202
2025	17,155
2026	17,155
2027 and thereafter	24,561
Total Future Minimum Revenues	111,726